U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Assets
Available-for-sale investment securities	[1]	$ 72,910	[2]	$ 132,963
Other assets	[1]	52,750		38,174
Total assets		674,805		573,284
Liabilities and Shareholders' Equity
Long-term debt		39,829		32,125
Other liabilities		27,552		17,893
Shareholders' equity		50,766		54,918
Total liabilities and equity		674,805		573,284
Parent Company [Member]
Assets
Due from banks, principally interest-bearing		5,288		8,369
Available-for-sale investment securities		672		1,209
Other assets		1,101		898
Total assets		79,088		75,847
Liabilities and Shareholders' Equity
Long-term debt		26,983		18,902
Other liabilities		1,339		2,027
Shareholders' equity		50,766		54,918
Total liabilities and equity		79,088		75,847
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		59,202		51,432
Advances to subsidiaries		9,100		9,600
Nonbank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		3,575		3,632
Advances to subsidiaries		$ 150		$ 707

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.